RECD S.E.C.
OCT 1 7 2007
1086

# NYSE Regulation

[redacted]

07082227

**VIA FACSIMILE AND U.S. MAIL**
October 17, 2007

CERTPAC

001-15242

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Deutsche Bank Corporation, ELEMENTS Linked to the Morningstar Wide Moat Focus Total Return Index due October 24, 2022

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 16, 2007) an application from the above-referenced issuer and has approved the above-referenced security for listing on NYSE Arca, Inc. ("Exchange").

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
NOV 0 7 2007
THOMSON
FINANCIAL

Enclosure

cc: Mr. Joseph C. Kopec, Director & Senior Counsel, Deutsche Bank AG New York Branch, Legal Department, 60 Wall Street, 36th Floor, Room 3609, Mail Stop NYC60-3610, New York, New York 10005

END